BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 508	$ 0
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	1.20%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 267	431
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	1.90%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 233	237
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 311	317
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 544	554
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 544	554
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.40%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 388	396
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	2.90%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 311	0
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.40%
Medium-term Notes, Maturing April 25, 2052
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 155	0
Medium-term Notes, Maturing April 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.80%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 250	250
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 3,489	2,719
Corporate borrowings, outstanding principal	3,511	2,739
Corporate borrowings, deferred financing costs and other	$ (22)	$ (20)